UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (92.2%)
Australia (7.1%)
Airlines
Qantas Airways Ltd. (a)	2,991,798	$4,006

Commercial Banks
Australia & New Zealand Banking Group Ltd.	162,186	3,012
Commonwealth Bank of Australia	75,211	3,270
		6,282
Energy Equipment & Services
WorleyParsons Ltd.	57,187	1,427

Food & Staples Retailing
Wesfarmers Ltd.	43,996	1,330

Hotels, Restaurants & Leisure
Tatts Group Ltd.	1,031,795	2,208

Insurance
Suncorp Group Ltd.	240,761	1,831
AMP Ltd.	323,118	1,213
		3,044
Media
Ten Network Holdings Ltd.	2,115,574	1,780

Metals & Mining
BlueScope Steel Ltd.	2,534,215	1,748
BHP Billiton Ltd.	36,416	1,210
		2,958
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	546,487	1,721
		24,756
China (11.1%)
Automobiles
China ZhengTong Auto Services Holdings Ltd. (a)(b)	1,011,000	883

Beverages
Tsingtao Brewery Co., Ltd. H Shares (b)	98,000	533

Commercial Banks
Agricultural Bank of China Ltd. (b)	3,699,000	1,189
China Construction Bank Corp. H Shares (b)	8,165,560	4,872
China Minsheng Banking Corp., Ltd. H Shares (b)	1,730,500	1,038
		7,099
Diversified Telecommunication Services
China Telecom Corp., Ltd. H Shares (b)	4,224,000	2,636

	Shares	Value (000)
Food Products
China Mengniu Dairy Co., Ltd. (b)	750,000	$2,267
Want Want China Holdings Ltd. (b)	1,979,000	1,774
		4,041
Gas Utilities
China Resources Gas Group Ltd. (b)	420,000	558

Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)(b)	895,500	1,936

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd. (b)	1,469,400	2,218

Insurance
AIA Group Ltd. (b)	353,200	1,000
China Pacific Insurance Group Co., Ltd. H Shares (b)	740,000	2,131
Ping An Insurance Group Co. H Shares (b)	407,000	2,275
		5,406
Internet Software & Services
Netease.com ADR (a)	17,500	668
Sohu.com, Inc. (a)	28,600	1,378
Tencent Holdings Ltd. (b)	101,900	2,090
		4,136
Oil, Gas & Consumable Fuels
Yanzhou Coal Mining Co., Ltd. H Shares (b)	453,000	948

Personal Products
Hengan International Group Co., Ltd. (b)	152,500	1,210

Semiconductors & Semiconductor Equipment
GCL Poly Energy Holdings Ltd. (b)	3,644,000	947

Specialty Retail
Belle International Holdings Ltd. (b)	1,511,000	2,578

Textiles, Apparel & Luxury Goods
Trinity Ltd. (b)	920,000	728

Wireless Telecommunication Services
China Mobile Ltd. (b)	251,000	2,448
		38,305
Hong Kong (3.3%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	406,000	847

	Shares	Value (000)
Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	109,900	$1,574

Gas Utilities
Hong Kong & China Gas Co., Ltd.	574,200	1,293

Household Products
Samsonite International SA (a)	435,900	608

Industrial Conglomerates
Hutchison Whampoa Ltd.	253,000	1,873

Real Estate Management & Development
Cheung Kong Holdings Ltd.	87,000	929
Hongkong Land Holdings Ltd.	286,000	1,266
Kerry Properties Ltd.	51,500	162
Wharf Holdings Ltd.	560,805	2,726
		5,083
		11,278
India (1.5%)
Automobiles
Mahindra & Mahindra Ltd.	69,127	1,128

Commercial Banks
IndusInd Bank Ltd.	438,350	2,380

Tobacco
ITC Ltd.	405,006	1,625
		5,133
Indonesia (6.2%)
Automobiles
Astra International Tbk PT	413,000	2,917

Commercial Banks
Bank Central Asia Tbk PT	2,807,500	2,419
Bank Mandiri Tbk PT	4,693,500	3,278
Bank Tabungan Negara Tbk PT	13,430,500	1,800
		7,497
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,695,000	1,454

Food Products
Indofood Agri Resources Ltd. (a)	1,108,000	1,027

	Shares	Value (000)
Indofood Sukses Makmur Tbk PT	2,120,000	$1,196
		2,223
Oil, Gas & Consumable Fuels
Delta Dunia Makmur Tbk PT (a)	5,662,000	433

Pharmaceuticals
Kalbe Farma Tbk PT	4,142,000	1,496

Real Estate Management & Development
Bumi Serpong Damai PT	18,801,500	1,839
Lippo Karawaci Tbk PT	18,855,500	1,424
		3,263
Wireless Telecommunication Services
Indosat Tbk PT	3,985,000	2,345
		21,628
Japan (42.4%)
Airlines
All Nippon Airways Co., Ltd.	619,000	1,935

Automobiles
Nissan Motor Co., Ltd.	649,700	5,742
Suzuki Motor Corp.	65,800	1,447
Toyota Motor Corp.	206,600	7,062
Yamaha Motor Co., Ltd. (a)	342,800	4,490
		18,741
Building Products
Asahi Glass Co., Ltd.	296,000	2,886
Daikin Industries Ltd.	107,400	3,072
		5,958
Capital Markets
Nomura Holdings, Inc.	1,102,400	4,017

Chemicals
Teijin Ltd.	949,000	3,403

Commercial Banks
Sumitomo Mitsui Financial Group, Inc.	244,100	6,889
Sumitomo Mitsui Trust Holdings, Inc.	2,035,000	6,727
Tokyo Tomin Bank Ltd. (The)	396,800	5,166
Yachiyo Bank Ltd. (The)	146,200	4,156
		22,938

	Shares	Value (000)
Construction & Engineering
Maeda Corp.	550,000	$2,047

Consumer Finance
Jaccs Co., Ltd.	1,176,000	3,815

Diversified Financial Services
Fuyo General Lease Co., Ltd.	110,700	4,077
Japan Securities Finance Co., Ltd.	809,200	4,102
		8,179
Electric Utilities
Chubu Electric Power Co., Inc.	103,300	1,942

Electrical Equipment
Furukawa Electric Co., Ltd.	989,000	2,688

Electronic Equipment, Instruments & Components
Hitachi Ltd.	674,000	3,352

Household Durables
Sony Corp.	135,900	2,608

Machinery
Amada Co., Ltd.	342,000	2,228
Asahi Diamond Industrial Co., Ltd.	198,300	2,756
Daifuku Co., Ltd.	346,000	1,854
Fuji Machine Manufacturing Co., Ltd.	158,600	2,807
Minebea Co., Ltd.	342,000	1,148
Tsubakimoto Chain Co.	502,000	2,611
		13,404
Marine
Mitsui OSK Lines Ltd.	1,131,000	4,335

Media
Fuji Media Holdings, Inc.	2,907	4,170
TV Asahi Corp.	3,897	6,315
		10,485
Metals & Mining
Mitsui Mining & Smelting Co., Ltd.	875,000	2,253
Nippon Steel Corp.	822,000	2,353
Sumitomo Metal Industries Ltd.	1,121,000	2,322
		6,928
Multiline Retail
Takashimaya Co., Ltd.	147,000	1,069

	Shares	Value (000)
Office Electronics
Canon, Inc.	40,800	$1,847

Real Estate Management & Development
Daibiru Corp.	476,100	3,335
Mitsubishi Estate Co., Ltd.	372,000	6,020
Mitsui Fudosan Co., Ltd.	332,000	5,255
		14,610
Road & Rail
East Japan Railway Co.	33,800	2,052

Semiconductors & Semiconductor Equipment
Tokyo Electron Ltd.	75,500	3,420

Specialty Retail
K’s Holdings Corp.	181,200	7,088
		146,861
Korea, Republic of (9.4%)
Aerospace & Defense
Korea Aerospace Industries Ltd. (a)	37,880	1,116

Airlines
Korean Air Lines Co., Ltd.	6,774	250

Auto Components
Hyundai Mobis	3,924	1,115
Mando Corp.	5,112	824
		1,939
Automobiles
Hyundai Motor Co.	18,828	3,303

Chemicals
LG Chem Ltd.	2,767	733
SSCP Co., Ltd.	53,296	170
		903
Commercial Banks
KB Financial Group, Inc.	56,231	1,836
Shinhan Financial Group Co., Ltd.	43,566	1,524
		3,360
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	24,463	1,242

	Shares	Value (000)
Distributors
Himart Co., Ltd. (a)	12,600	$897

Food & Staples Retailing
E-Mart Co., Ltd. (a)	383	96

Household Durables
Woongjin Coway Co., Ltd.	50,800	1,607

Information Technology Services
SK C&C Co., Ltd.	20,741	2,519

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	2,490	445

Internet Software & Services
NHN Corp. (a)	1,981	373

Machinery
Doosan Infracore Co., Ltd. (a)	29,420	442
Hyundai Heavy Industries Co., Ltd.	3,055	708
		1,150
Media
Cheil Worldwide, Inc.	65,850	1,033

Metals & Mining
Hyundai Steel Co.	3,205	234
POSCO	1,806	555
		789
Multiline Retail
Shinsegae Co., Ltd.	171	39

Oil, Gas & Consumable Fuels
GS Holdings	15,083	719

Personal Products
Amorepacific Corp.	16	16

Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc.	74,940	1,318
Samsung Electronics Co., Ltd.	8,904	6,238
Samsung Electronics Co., Ltd. (Preference)	2,546	1,216
		8,772
Software
NCSoft Corp.	3,548	1,003

	Shares	Value (000)
Tobacco
KT&G Corp.	14,758	$921
		32,492
Malaysia (1.2%)
Commercial Banks
CIMB Group Holdings Bhd	946,700	2,053

Diversified Financial Services
AMMB Holdings Bhd	784,800	1,398

Health Care Equipment & Supplies
Top Glove Corp. Bhd	622,500	795
		4,246
Philippines (2.4%)
Airlines
Cebu Air, Inc.	504,530	817

Commercial Banks
Metropolitan Bank & Trust	1,945,680	2,906

Diversified Financial Services
Ayala Corp.	254,026	1,674
Metro Pacific Investments Corp.	37,269,000	2,309
		3,983
Multiline Retail
Puregold Price Club, Inc. (a)	2,012,800	582
		8,288
Singapore (1.4%)
Airlines
Singapore Airlines Ltd.	155,000	1,341

Commercial Banks
DBS Group Holdings Ltd.	132,000	1,183

Food & Staples Retailing
Olam International Ltd.	741,318	1,264

Industrial Conglomerates
Keppel Corp., Ltd.	91,100	534

Real Estate Management & Development
CapitaLand Ltd.	241,000	449
		4,771

	Shares	Value (000)
Taiwan (5.7%)
Capital Markets
Yuanta Financial Holding Co., Ltd. (a)	994,564	$498

Chemicals
Formosa Plastics Corp.	275,000	727
Taiwan Fertilizer Co., Ltd.	100,000	242
		969
Communications Equipment
HTC Corp.	134,851	2,963

Computers & Peripherals
Asustek Computer, Inc.	211,280	1,578
Catcher Technology Co., Ltd.	251,000	1,440
		3,018
Construction Materials
Taiwan Cement Corp.	970,000	1,028

Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,233,625	1,277

Diversified Telecommunication Services
Chunghwa Telecom Co. Ltd.	203,000	675

Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	1,037,419	2,316
TPK Holding Co., Ltd. (a)	37,550	696
		3,012
Food Products
Uni-President Enterprises Corp.	2,890,906	3,722

Metals & Mining
China Steel Corp.	36,369	35

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	1,159,592	2,627
		19,824
Thailand (0.3%)
Oil, Gas & Consumable Fuels
Banpu PCL	55,350	934

	Shares	Value (000)
United States (0.2%)
Distributors
Li & Fung Ltd. (b)	398,000	$653
Total Common Stocks (Cost $346,608)		319,169

Investment Company (1.6%)
India (1.6%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(c) (Cost $934)	5,193,324	5,664

Participation Notes (0.6%)
China (0.6%)
Software
UBS AG, UFIDA Software Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 9/30/13 (Cost $2,170)	57,777	1,993

Short-Term Investment (5.9%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $20,505)	20,505,473	20,505
Total Investments (100.3%) (Cost $370,217) (d)+		347,331
Liabilities in Excess of Other Assets (-0.3%)		(1,094)
Net Assets (100.0%)		$346,237

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(d)

The approximate market value and percentage of net assets, $318,534,000 and 92.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $370,217,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $22,886,000 of which approximately $26,767,000 related to appreciated securities and approximately $49,653,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,116	$—	$1,116
Airlines	—	8,349	—	8,349
Auto Components	—	1,939	—	1,939
Automobiles	—	26,972	—	26,972
Beverages	—	533	—	533
Building Products	—	5,958	—	5,958
Capital Markets	—	4,515	—	4,515
Chemicals	—	5,275	—	5,275
Commercial Banks	—	56,545	—	56,545
Communications Equipment	—	2,963	—	2,963
Computers & Peripherals	—	3,018	—	3,018
Construction & Engineering	—	3,289	—	3,289
Construction Materials	—	1,028	—	1,028
Consumer Finance	—	3,815	—	3,815
Distributors	—	1,550	—	1,550
Diversified Financial Services	—	16,411	—	16,411
Diversified Telecommunication Services	—	4,765	—	4,765
Electric Utilities	—	1,942	—	1,942
Electrical Equipment	—	2,688	—	2,688
Electronic Equipment, Instruments & Components	—	6,364	—	6,364
Energy Equipment & Services	—	1,427	—	1,427
Food & Staples Retailing	—	2,690	—	2,690
Food Products	—	9,986	—	9,986
Gas Utilities	—	1,851	—	1,851
Health Care Equipment & Supplies	—	795	—	795
Health Care Providers & Services	—	1,936	—	1,936
Hotels, Restaurants & Leisure	—	2,208	—	2,208
Household Durables	—	4,215	—	4,215
Household Products	—	608	—	608
Independent Power Producers & Energy Traders	—	2,218	—	2,218
Industrial Conglomerates	—	2,407	—	2,407
Information Technology Services	—	2,519	—	2,519
Insurance	—	8,895	—	8,895
Internet Software & Services	2,046	2,463	—	4,509
Machinery	—	14,554	—	14,554
Marine	—	4,335	—	4,335
Media	—	13,298	—	13,298
Metals & Mining	—	10,710	—	10,710
Multiline Retail	582	1,108	—	1,690
Office Electronics	—	1,847	—	1,847
Oil, Gas & Consumable Fuels	—	3,034	—	3,034
Personal Products	—	1,226	—	1,226
Pharmaceuticals	—	1,496	—	1,496
Real Estate Management & Development	—	23,405	—	23,405
Road & Rail	—	2,052	—	2,052
Semiconductors & Semiconductor Equipment	—	15,766	—	15,766
Software	—	1,003	—	1,003
Specialty Retail	—	9,666	—	9,666
Textiles, Apparel & Luxury Goods	—	2,449	—	2,449
Tobacco	—	2,546	—	2,546
Wireless Telecommunication Services	—	4,793	—	4,793
Total Common Stocks	2,628	316,541	—	319,169
Investment Company	5,664	—	—	5,664
Participation Notes	—	1,993	—	1,993
Short-Term Investment - Investment Company	20,505	—	—	20,505
Total Assets	$28,797	$318,534	$—	$347,331

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $234,028,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011